National Security Life and Annuity Company

National Security Variable Account N

NScore Series of Variable Annuities

Supplement dated October 25, 2016

to the Prospectuses dated May 1, 2016

The following supplements and amends the prospectuses dated May 1, 2016:

The following replaces Appendix C.

Appendix C — Asset Allocation Models

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of
Model
PIMCO Global Diversified Allocation Portfolio	17%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	13%
TOPS® Managed Risk Balanced ETF Portfolio	8%
TOPS® Managed Risk Moderate Growth ETF Portfolio	8%
Janus INTECH U.S. Low Volatility Portfolio	7%
AB VPS Global Risk Allocation-Moderate Portfolio	5%
AB VPS Dynamic Asset Allocation Portfolio	5%
Balanced Portfolio	5%
Fidelity® VIP Target Volatility Portfolio	5%
Franklin VolSmart Allocation VIP Fund	5%
Invesco V.I. Balanced-Risk Allocation Fund	5%
Lazard Retirement Global Dynamic Multi Asset Portfolio	5%
Risk Managed Balanced Portfolio	5%
TOPS® Managed Risk Growth ETF Portfolio	4%
Goldman Sachs Global Trends Allocation Fund	3%

Model 1: Conservative

Portfolio	Percentage of
Model
Western Asset Core Plus VIT Portfolio	24%
PIMCO Total Return Portfolio	19%
PIMCO Real Return Portfolio	17%
PIMCO Low Duration Portfolio	9%
Balanced Portfolio	7%
High Income Bond Portfolio	7%
Strategic Value Portfolio	7%
S&P 500® Index Portfolio	6%
Lazard Retirement International Equity Portfolio	2%
Templeton Foreign Securities Fund	2%

Model 2: Moderately Conservative

Portfolio	Percentage of
Model
Western Asset Core Plus VIT Portfolio	19%
PIMCO Total Return Portfolio	15%
PIMCO Real Return Portfolio	11%
Strategic Value Portfolio	8%
Balanced Portfolio	7%
Equity Portfolio	7%
PIMCO Low Duration Portfolio	6%
Lazard Retirement International Equity Portfolio	6%
High Income Bond Portfolio	6%
S&P 500® Index Portfolio	5%
Templeton Foreign Securities Fund	4%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%

Model 3: Balanced

Portfolio	Percentage of
Model
PIMCO Total Return Portfolio	12%
Balanced Portfolio	9%
Lazard Retirement International Equity Portfolio	9%
PIMCO Real Return Portfolio	8%
Templeton Foreign Securities Fund	7%
Equity Portfolio	6%
Western Asset Core Plus VIT Portfolio	6%
Strategic Value Portfolio	6%
High Income Bond Portfolio	5%
PIMCO Low Duration Portfolio	5%
S&P 500® Index Portfolio	5%
ClearBridge Small Cap Portfolio	4%
Goldman Sachs Large Cap Value Fund	4%
Capital Appreciation Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Bristol Portfolio	3%
Fidelity® VIP Real Estate Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of
Model
Western Asset Core Plus VIT Portfolio	12%
Lazard Retirement International Equity Portfolio	11%
Templeton Foreign Securities Fund	10%
Balanced Portfolio	8%
Equity Portfolio	8%
Strategic Value Portfolio	8%
S&P 500® Index Portfolio	7%
Goldman Sachs Large Cap Value Fund	5%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Small Cap Growth Portfolio	4%
Bristol Growth Portfolio	3%
Bristol Portfolio	3%
ClearBridge Small Cap Portfolio	3%
High Income Bond Portfolio	3%
PIMCO Real Return Portfolio	3%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 5: Growth

Portfolio	Percentage of
Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign Securities Fund	12%
Strategic Value Portfolio	9%
Equity Portfolio	8%
Balanced Portfolio	7%
S&P 500® Index Portfolio	7%
ClearBridge Small Cap Portfolio	5%
Goldman Sachs Large Cap Value Fund	5%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Small Cap Growth Portfolio	5%
Bristol Portfolio	4%
Capital Appreciation Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Bristol Growth Portfolio	3%
High Income Bond Portfolio	3%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO Real Return Portfolio	2%